Offerings	May 08, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.240% Fixed Rate/Floating Rate Senior Unsecured Notes due 2031
Amount Registered | shares	2,250,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 2,250,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 344,475
Offering Note
The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $2,250,000,000 aggregate principal amount of 5.240% Fixed Rate/Floating Rate Senior Unsecured Notes due 2031, $2,000,000,000 aggregate principal amount of 5.790% Fixed Rate/Floating Rate Senior Unsecured Notes due 2036 and $1,250,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2031.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.240% Fixed Rate/Floating Rate Senior Unsecured Notes due 2036
Amount Registered | shares	2,000,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 2,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 306,200
Offering Note
The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $2,250,000,000 aggregate principal amount of 5.240% Fixed Rate/Floating Rate Senior Unsecured Notes due 2031, $2,000,000,000 aggregate principal amount of 5.790% Fixed Rate/Floating Rate Senior Unsecured Notes due 2036 and $1,250,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2031.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Unsecured Notes due 2031
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,250,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,375
Offering Note
The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $2,250,000,000 aggregate principal amount of 5.240% Fixed Rate/Floating Rate Senior Unsecured Notes due 2031, $2,000,000,000 aggregate principal amount of 5.790% Fixed Rate/Floating Rate Senior Unsecured Notes due 2036 and $1,250,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2031.